Information by Segment - Disclosure of Information by Segment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of operating segments [line items]
Revenue		€ 489,302		€ 421,788	[1]	€ 386,560	[1]
Cost of sales		(190,471)		(162,568)	[1]	(151,613)	[1]
Gross profit/(loss)		298,831		259,220	[1]	234,947	[1]
Other income		97		333	[1]	21,288	[1]
Sales and marketing costs		(33,465)		(29,941)	[1]	(28,217)	[1]
General and administrative costs		(167,190)		(138,557)	[1]	(134,391)	[1]
Operating income		98,273		91,055	[1]	93,627	[1]
Net Finance expense		(44,367)		(36,269)		(29,022)
Profit before taxation		53,906		54,786	[1]	64,605	[1]
Total assets		1,702,071		1,482,665	[1]	1,252,064	[1]	€ 1,173,103
Total liabilities		1,105,343		933,896	[1]	744,647	[1]	€ 736,958
Capital expenditures, including intangible assets	[2]	(256,015)	[3]	(250,878)		(192,636)
Depreciation, amortization and impairments		108,252		89,835	[1]	78,229	[1]
Adjusted EBITDA	[4]	220,961		190,876	[1]	171,276	[1]
Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		462,516		399,958		365,175
Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		26,786		21,830		21,385
FR, DE, NL and UK [member]
Disclosure of operating segments [line items]
Operating income		101,120		87,558		83,215
Depreciation, amortization and impairments		72,721		60,128		50,317
Adjusted EBITDA	[4]	174,818		148,191		134,328
Rest of Europe [member]
Disclosure of operating segments [line items]
Operating income		69,919		62,404		54,374
Depreciation, amortization and impairments		29,365		25,371		23,688
Adjusted EBITDA	[4]	99,665		88,195		78,868
Corporate and other [member]
Disclosure of operating segments [line items]
Cost of sales		(12,730)		(9,878)	[1]	(8,862)	[1]
Gross profit/(loss)		(12,730)		(9,878)	[1]	(8,862)	[1]
Other income	[1]					20,923
Sales and marketing costs		(17,794)		(16,342)	[1]	(15,147)	[1]
General and administrative costs		(42,242)		(32,687)	[1]	(40,876)	[1]
Operating income		(72,766)		(58,907)	[1]	(43,962)	[1]
Total assets		78,467		128,815	[1]	64,278	[1]
Total liabilities		760,087		657,953	[1]	493,255	[1]
Capital expenditures, including intangible assets	[2]	(11,365)	[3]	(10,521)	[1]	(5,820)	[1]
Depreciation, amortization and impairments		6,166		4,336	[1]	4,224	[1]
Adjusted EBITDA	[4]	(53,522)		(45,510)	[1]	(41,920)	[1]
Operating segments [member]
Disclosure of operating segments [line items]
Revenue		489,302		421,788		386,560
Cost of sales		(177,741)		(152,690)		(142,751)
Gross profit/(loss)		311,561		269,098		243,809
Other income		97		333		365
Sales and marketing costs		(15,671)		(13,599)		(13,070)
General and administrative costs		(124,948)		(105,870)		(93,515)
Operating income		171,039		149,962		137,589
Total assets		1,623,604		1,353,850		1,187,786
Total liabilities		345,256		275,943		251,392
Capital expenditures, including intangible assets	[2]	(244,650)	[3]	(240,357)		(186,816)
Depreciation, amortization and impairments		102,086		85,499		74,005
Adjusted EBITDA	[4]	274,483		236,386		213,196
Operating segments [member] | Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		462,516		399,958		365,175
Operating segments [member] | Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		26,786		21,830		21,385
Operating segments [member] | FR, DE, NL and UK [member]
Disclosure of operating segments [line items]
Revenue		318,637		269,774		246,914
Cost of sales		(119,931)		(100,921)		(93,311)
Gross profit/(loss)		198,706		168,853		153,603
Other income		97		333		365
Sales and marketing costs		(9,780)		(8,390)		(7,925)
General and administrative costs		(87,903)		(73,238)		(62,828)
Operating income		101,120		87,558		83,215
Total assets		1,229,960		990,406		878,568
Total liabilities		267,751		202,330		196,996
Capital expenditures, including intangible assets	[2]	(174,818)	[3]	(170,707)		(131,812)
Depreciation, amortization and impairments		72,721		60,128		50,317
Adjusted EBITDA	[4]	174,818		148,191		134,328
Operating segments [member] | FR, DE, NL and UK [member] | Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		302,346		256,004		232,624
Operating segments [member] | FR, DE, NL and UK [member] | Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		16,291		13,770		14,290
Operating segments [member] | Rest of Europe [member]
Disclosure of operating segments [line items]
Revenue		170,665		152,014		139,646
Cost of sales		(57,810)		(51,769)		(49,440)
Gross profit/(loss)		112,855		100,245		90,206
Sales and marketing costs		(5,891)		(5,209)		(5,145)
General and administrative costs		(37,045)		(32,632)		(30,687)
Operating income		69,919		62,404		54,374
Total assets		393,644		363,444		309,218
Total liabilities		77,505		73,613		54,396
Capital expenditures, including intangible assets	[2]	(69,832)	[3]	(69,650)		(55,004)
Depreciation, amortization and impairments		29,365		25,371		23,688
Adjusted EBITDA	[4]	99,665		88,195		78,868
Operating segments [member] | Rest of Europe [member] | Recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		160,170		143,954		132,551
Operating segments [member] | Rest of Europe [member] | Non-recurring revenue [member]
Disclosure of operating segments [line items]
Revenue		€ 10,495		€ 8,060		€ 7,095

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	Capital expenditure, including intangible assets, represent payments to acquire property, plant and equipment and intangible assets, as recorded in the consolidated statement of cash flows as "Purchase of property, plant and equipment" and "Purchase of intangible assets" respectively.
[3]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[4]	"Adjusted EBITDA" is a non-IFRS financial measure within the meaning of the rules of the SEC. See "Non-IFRS Financial Measures" for more information on this measure, including why we believe that this supplemental measure is useful, and the limitations on the use of this supplemental measure.